Goodwill and Intangible Assets	6 Months Ended
Jun. 30, 2021
Goodwill and Intangible Assets
Goodwill and Intangible Assets

8.Goodwill and Other Intangible Assets

	June 30,	December 31,
	2021	2020
Identifiable intangibles on acquisition of InterMeccanica	$405,787	$407,751
Goodwill on acquisition of InterMeccanica	549,760	549,760
Other intangibles	11,956	11,956
	$967,503	$969,467